Investments - Summary of Available-for-Sale Classified Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	$ 14,991	$ 25,969
Fair Value	14,990	25,746
Investments - Current [Member]
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	14,991	25,969	$ 32,941
Accumulated Unrealized Losses	(1)	(223)	(27)
Fair Value	14,990	25,746	32,914
Investments - Current [Member] | Corporate Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Cost Basis		4,990	16,028
Accumulated Unrealized Losses		(58)	(19)
Fair Value		4,932	16,009
Investments - Current [Member] | United States Treasury Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	14,991	20,979	16,913
Accumulated Unrealized Losses	(1)	(165)	(8)
Fair Value	$ 14,990	$ 20,814	16,905
Investments - Noncurrent [Member]
Schedule Of Available For Sale Securities [Line Items]
Cost Basis			16,782
Accumulated Unrealized Gains			22
Fair Value			16,804
Investments - Noncurrent [Member] | Corporate Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Cost Basis			4,930
Accumulated Unrealized Gains			2
Fair Value			4,932
Investments - Noncurrent [Member] | United States Treasury Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Cost Basis			11,852
Accumulated Unrealized Gains			20
Fair Value			$ 11,872